STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]		Accumulated Other Comprehensive income (loss) [Member]	Retained earnings (Accumulated deficit) [Member]	Treasury Shares [Member]	Total
Balance at Dec. 31, 2015	$ 206	$ 227,258		$ (794)	$ (25,831)	$ (1,002)	$ 199,837
Balance, shares at Dec. 31, 2015	25,270,495
Issuance of shares related to acquisitions	$ 1	674					675
Issuance of shares related to acquisitions, shares	96,993
Issuance of shares related to price adjustment of private placement	$ 2	(2)
Issuance of shares related to price adjustment of private placement, shares	260,993
Share-based compensation		6,900					6,900
Exercise of share options and vesting of restricted share units	$ 1	1					2
Exercise of share options and vesting of restricted share units, shares	112,540
Other comprehensive income (loss)				529			529
Net income (loss)					201		201
Balance at Dec. 31, 2016	$ 210	234,831		(265)	(25,630)	(1,002)	208,144
Balance, shares at Dec. 31, 2016	25,741,021
Issuance of shares related to acquisitions
Share-based compensation		2,144					2,144
Exercise of share options and vesting of restricted share units	$ 1						1
Exercise of share options and vesting of restricted share units, shares	109,000
Other comprehensive income (loss)				797			797
Net income (loss)					(72,754)		(72,754)
Balance at Dec. 31, 2017	$ 211	236,975		532	(98,384)	(1,002)	$ 138,332
Balance, shares at Dec. 31, 2017	25,850,021						25,850,021
Share-based compensation		2,718					$ 2,718
Exercise of share options and vesting of restricted share units			[1]					[1]
Exercise of share options and vesting of restricted share units, shares	167
Other comprehensive income (loss)				(390)			(390)
Net income (loss)					8,121		8,121
Balance at Dec. 31, 2018	$ 211	$ 239,693		$ 142	$ (90,263)	$ (1,002)	$ 148,781
Balance, shares at Dec. 31, 2018	25,850,188						25,850,188

[1]	Less than $1